OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2019
Categories of financial assets [abstract]
OTHER FINANCIAL ASSETS	OTHER FINANCIAL ASSETS

As at December 31,	2019	2018
Derivative assets (Note 17)	$3.9	$3.6
Loans and other receivables	8.6	13.1
Investments in financial securities	11.2	9.6
	$23.7	$26.3
Current	$8.5	$7.4
Non-current	15.2	18.9
	$23.7	$26.3